Share-Based Payments - Summary Of Reconciliation Of Stock Options Outstanding (Detail) - Equity Settled Performance Share Plan [Member]	12 Months Ended
Dec. 31, 2021 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at the beginning of the year	0
Granted during the year	1,508,855
Outstanding at the end of the year	1,508,855